Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
Schedule of supplemental cash flow information

	2021	2020	2019

Total additions to contract assets (Note 14)	4,759,789	3,948,158	3,532,283
Total additions to intangible assets (Note 15 (b))	172,961	411,285	1,788,907

Items not affecting cash (see breakdown below)	(1,236,081)	(1,095,786)	(2,125,943)

Total additions to intangible assets as per statement of cash flows	3,696,669	3,299,657	3,195,247

Investments and financing operations affecting intangible assets but not cash:
Interest capitalized in the year (Note 14 (a))	300,792	238,330	233,251
Contractors payable	218,523	142,514	252,675
Program contract commitments	—	4,422	35,817
Public Private Partnership - São Lourenço PPP (Note 15 (g))	—	—	10,591
Performance agreements	478,177	314,720	78,296
Right of use	140,187	28,549	113,233
Construction margin (Note 26)	98,402	85,976	65,172
Agreement with the Municipality of Mauá	—	280,774	—
Agreement with the municipality of Santo André	—	—	1,336,908
Total	1,236,081	1,095,786	2,125,943